Amounts Receivable and Prepaids (Narrative) (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Trade and other receivables [abstract]
Provision on sales tax receivables	$ 4.5
Sales tax payable	$ 2.3